Taxation Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation [Line Items]
Percentage vote and value of subsidiaries included in the Group consolidated federal tax return	80.00%	80.00%	80.00%
Percentage vote and value of subsidiaries in the Group consolidated state tax return	50.00%	50.00%	50.00%
Total deferred income tax expense/(benefit)	$ (18,491)	$ (7,395)	$ 112,409
Total current income tax expense/(benefit)	22,247	21,796	0
UNITED STATES
Taxation [Line Items]
Deferred tax assets (liabilities), net, not recognized	72,843	47,072
Federal [Member]
Taxation [Line Items]
Total deferred income tax expense/(benefit)	(15,416)	(7,349)	83,776
Total current income tax expense/(benefit)	22,138	21,796	0
Tax Losses	215,400	169,700	243,000
Tax Credits	3,900	3,900	7,400
Unused Federal orphan drug tax credits	5,700	5,200
Federal [Member] | Operating Loss Carryforwards Not Subject To Expiration
Taxation [Line Items]
Tax Losses	147,800
MASSACHUSETTS
Taxation [Line Items]
Tax Losses	27,900	67,400	273,000
Tax Credits	$ 1,300	$ 2,100	$ 1,600